Asset Retirement Obligations (Tables)	6 Months Ended
Jun. 30, 2026
Asset Retirement Obligations [Abstract]
Schedule of Asset Retirement Obligations

Changes to the asset retirement obligations are as follows:

	June 30,	December 31,
	2026	2025
Asset retirement obligations, beginning of period	$17,833,000	$13,937,000
Liability assumed	—	—
Additional layer	—	1,986,000
Accretion expense	1,103,000	1,910,000
Asset retirement obligations, end of period	$18,936,000	$17,833,000